Accounting Policies - Schedule of Amortization Periods of the Right-of-Use Assets (Details)	12 Months Ended
Dec. 31, 2024
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	3 years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	3 years
Minimum [Member] | Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	2 years
Minimum [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	2 years
Maximum [Member] | Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	12 years
Maximum [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	3 years